Document And Entity Information	6 Months Ended
Jun. 30, 2011
Entity Registrant Name	AirTouch Communications, Inc.
Entity Central Index Key	0001403720
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2011
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2011